Shareholders' contributions (Tables)	12 Months Ended
Dec. 31, 2021
Statement of changes in equity [abstract]
Schedule of Share Capital

	Number of shares	Share capital and share premium
At January 1, 2019	122,382	1,084,076
Restricted shares and units vested (Note 23)	—	4,455
Purchase of own shares	—	(3,219)
At December 31,2019	122,382	1,085,312
Restricted shares and units vested (Note 23)	—	4,182
Purchase of own shares	—	(3,106)
At December 31,2020	122,382	1,086,388
Restricted shares units vested (Note 23)	—	3,594
Purchase of own shares	—	(55,349)
At December 31,2021	122,382	1,034,633

(1)Treasury shares were used to settle these options and units.